Investments in associates - Changes in investments in associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	₩ 2,657,768	₩ 1,452,861
Investment and Dividend	101,582	1,056,238
Equity method income (loss)	158,600	159,533	₩ 53,287
Change in other comprehensive income (loss)	6,514	(1,457)
Impairment loss	(10,719)	(9,407)	₩ 0
Investments in associates	2,913,745	2,657,768
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	50,600	52,586
Investment and Dividend	0	0
Equity method income (loss)	(660)	(928)
Change in other comprehensive income (loss)	(5,918)	(1,058)
Impairment loss	0	0
Investments in associates	44,022	50,600
Songrim Partners
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
Neoplux Technology Valuation Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		16,384
Investment and Dividend		(16,171)
Equity method income (loss)		(213)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Partners 4th Growth Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,958	14,917
Investment and Dividend	(16,144)	(4,474)
Equity method income (loss)	12,525	1,515
Change in other comprehensive income (loss)	4,694	0
Impairment loss	0	0
Investments in associates	13,033	11,958
KTB Newlake Global Healthcare PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,404	11,280
Investment and Dividend	0	(1,950)
Equity method income (loss)	8	74
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,412	9,404
DAEKWANG SEMICONDUCTOR CO., LTD.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,631	3,388
Investment and Dividend	(3,742)	0
Equity method income (loss)	113	243
Change in other comprehensive income (loss)	(2)	0
Impairment loss	0	0
Investments in associates	0	3,631
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,470	7,880
Investment and Dividend	475	5,887
Equity method income (loss)	1,087	703
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	16,032	14,470
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,322	8,734
Investment and Dividend	(9,000)	4,650
Equity method income (loss)	6,067	(62)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,389	13,322
Plutus-SG Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,231
Investment and Dividend		(5,230)
Equity method income (loss)		999
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Eum Private Equity Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,574
Investment and Dividend		(5,621)
Equity method income (loss)		2,050
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		3
KTB Confidence Private Placement
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,067
Investment and Dividend		(6,063)
Equity method income (loss)		(4)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,256
Investment and Dividend		(772)
Equity method income (loss)		(3,484)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,916
Investment and Dividend		(48)
Equity method income (loss)		(8,868)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,702	9,930
Investment and Dividend	(1,733)	(1,700)
Equity method income (loss)	210	472
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,179	8,702
Shinhan-Midas Donga Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,752	3,486
Investment and Dividend	(500)	1,150
Equity method income (loss)	(301)	116
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,951	4,752
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,968	4,549
Investment and Dividend	(7,879)	1,495
Equity method income (loss)	2,137	3,924
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,226	9,968
Synergy-Shinhan Mezzanine New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,912
Investment and Dividend		(4,406)
Equity method income (loss)		494
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,945	10,302
Investment and Dividend	(2,310)	78
Equity method income (loss)	126	(435)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,761	9,945
Credian Healthcare Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,835	2,377
Investment and Dividend	(5,835)	(4,937)
Equity method income (loss)	0	8,395
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,835
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,918	10,407
Investment and Dividend	(66)	(265)
Equity method income (loss)	(361)	(224)
Change in other comprehensive income (loss)	0	0
Impairment loss	(4,238)	0
Investments in associates	5,253	9,918
AIP EUROGREEN Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	21,021	20,884
Investment and Dividend	(1,335)	(1,189)
Equity method income (loss)	10,017	1,326
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,703	21,021
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		25,964
Investment and Dividend		(26,907)
Equity method income (loss)		3,220
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		2,277
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	3,209
Investment and Dividend	0	0
Equity method income (loss)	0	128
Change in other comprehensive income (loss)	0	0
Impairment loss	0	(3,337)
Investments in associates	0	0
JB Power TL Investment Type Private Placement Special Asset Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,186	16,800
Investment and Dividend	(15,947)	(1,359)
Equity method income (loss)	(239)	745
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	16,186
IBK AONE convertible 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,077
Investment and Dividend		(6,048)
Equity method income (loss)		(29)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Rico synergy collabo Multi-Mezzanine 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,217
Investment and Dividend		(3,221)
Equity method income (loss)		4
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	34,938	35,930
Investment and Dividend	(2,266)	(2,609)
Equity method income (loss)	1,704	1,617
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	34,376	34,938
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,618	19,562
Investment and Dividend	(1,204)	(1,330)
Equity method income (loss)	2,078	386
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	19,492	18,618
BNP Paribas Cardif General Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,895	2,113
Investment and Dividend	176	3,066
Equity method income (loss)	(708)	(1,244)
Change in other comprehensive income (loss)	(9)	(40)
Impairment loss	0	0
Investments in associates	3,354	3,895
Axis Global Growth New Technology Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,205
Investment and Dividend		(2,920)
Equity method income (loss)		(285)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Hermes Private Investment Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,099	6,376
Investment and Dividend	(3,167)	0
Equity method income (loss)	6,850	(277)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,782	6,099
SHC ULMUS Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,149
Investment and Dividend		(3,289)
Equity method income (loss)		140
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,493	4,865
Investment and Dividend	331	(1,004)
Equity method income (loss)	514	632
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,338	4,493
Shinhan AIM FoF Fund 1a
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,760	7,242
Investment and Dividend	(79)	1,324
Equity method income (loss)	475	194
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,156	8,760
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,282	9,718
Investment and Dividend	(3,246)	(4,002)
Equity method income (loss)	1,366	1,566
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,402	7,282
GX SHINHAN INTERVEST 1st Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		33,166
Investment and Dividend		(54,515)
Equity method income (loss)		21,349
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Soo Commerce Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,343
Investment and Dividend		(8,474)
Equity method income (loss)		3,278
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		1,147
Partner One Value up I Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,779	11,891
Investment and Dividend	(6,933)	(20)
Equity method income (loss)	3,045	(92)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,891	11,779
Genesis No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	80,113	51,150
Investment and Dividend	388	388
Equity method income (loss)	(24,968)	28,575
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	55,533	80,113
GMB ICT New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,854
Investment and Dividend		(7,853)
Equity method income (loss)		(1)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,563	3,016
Investment and Dividend	0	0
Equity method income (loss)	727	547
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,290	3,563
Soo Delivery Platform Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,068	8,922
Investment and Dividend	0	(7,929)
Equity method income (loss)	1,805	3,075
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,873	4,068
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	16,983	18,275
Investment and Dividend	(5,229)	(3,869)
Equity method income (loss)	1,982	2,577
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	13,736	16,983
Hyungje art printing
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		20,712
Investment and Dividend		(10,794)
Equity method income (loss)		664
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates	41,549	10,582
Shinhan-Rhinos 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,029
Investment and Dividend		(1,004)
Equity method income (loss)		574
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		2,599
Pacific Private Investment Trust No.20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,076
Investment and Dividend		(1,289)
Equity method income (loss)		212
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		2,999
Susung Mezzanine project P1 Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,128
Investment and Dividend		(3,613)
Equity method income (loss)		(170)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		1,345
Korea Finance Security
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,055	3,235
Investment and Dividend	0	0
Equity method income (loss)	(61)	(180)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,994	3,055
Multimedia Tech Co.Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	19
Investment and Dividend	0	0
Equity method income (loss)	0	(19)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
MIEL CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	0
Investment and Dividend	0	0
Equity method income (loss)	0	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	32,993	31,580
Investment and Dividend	347	1,366
Equity method income (loss)	1,348	47
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	34,688	32,993
DB Epic Convertiblebond Private Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,785	5,063
Investment and Dividend	(5,538)	202
Equity method income (loss)	(247)	520
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,785
PCC S/W 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,001
Investment and Dividend		(3,328)
Equity method income (loss)		327
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
E&Healthcare Investment Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	15,163	7,776
Investment and Dividend	(3,431)	0
Equity method income (loss)	(4,866)	7,387
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	6,866	15,163
One Shinhan Global Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,029	4,441
Investment and Dividend	(519)	0
Equity method income (loss)	263	(412)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,773	4,029
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	15,969	7,284
Investment and Dividend	(5,150)	7,500
Equity method income (loss)	912	1,185
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,731	15,969
Daishin-K&T New Technology Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,000	7,057
Investment and Dividend	0	0
Equity method income (loss)	991	(57)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,991	7,000
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	47,389	23,731
Investment and Dividend	(2,701)	21,537
Equity method income (loss)	3,617	2,121
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	48,305	47,389
Richmond Private Investment Trust No.82
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	15,049	15,120
Investment and Dividend	(19,411)	(855)
Equity method income (loss)	4,362	784
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	15,049
Tiger Alternative Real Estate Professional Private5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,499	19,820
Investment and Dividend	(20,848)	(1,376)
Equity method income (loss)	2,349	55
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	18,499
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	28,818	30,742
Investment and Dividend	(843)	(968)
Equity method income (loss)	(504)	(956)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	27,471	28,818
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	65,616	53,831
Investment and Dividend	(41,622)	9,253
Equity method income (loss)	1,210	2,532
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	25,204	65,616
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,358
Investment and Dividend		(14,484)
Equity method income (loss)		126
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,819	18,497
Investment and Dividend	(1,609)	(460)
Equity method income (loss)	1,091	782
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,301	18,819
Pacific Private Real Estate Fund Investment Trust No.30
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,816
Investment and Dividend		(15,374)
Equity method income (loss)		558
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Jarvis Memorial Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,043	10,166
Investment and Dividend	(700)	(763)
Equity method income (loss)	766	640
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,109	10,043
Mastern Private Investment Trust 68
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,010	9,999
Investment and Dividend	(10,332)	(460)
Equity method income (loss)	322	471
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	10,010
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	35,641	4,397
Investment and Dividend	(4,981)	30,510
Equity method income (loss)	2,493	734
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	33,153	35,641
Milestone Private Real Estate Fund 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,528	17,186
Investment and Dividend	(472)	(838)
Equity method income (loss)	488	2,180
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	18,544	18,528
IGIS Private Real Estate Investment Trust 286 (2 class)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,844	9,768
Investment and Dividend	(9,176)	(1,361)
Equity method income (loss)	332	437
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	8,844
Nomura-Rifa Private Real Estate Investment Trust 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	8,407	8,914
Investment and Dividend	(705)	(932)
Equity method income (loss)	200	425
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,902	8,407
Lime Pricing Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,300
Investment and Dividend		(8,217)
Equity method income (loss)		(83)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,323	41,991
Investment and Dividend	(3,511)	(29,980)
Equity method income (loss)	424	1,312
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,236	13,323
DS Solid.II Hedge Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,123
Investment and Dividend		(6,397)
Equity method income (loss)		2,274
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Hana Semiconductor New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	24,131	12,856
Investment and Dividend	(26,129)	(2,557)
Equity method income (loss)	1,998	13,832
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	24,131
J&Magnet Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,935	5,979
Investment and Dividend	(7,247)	(2,151)
Equity method income (loss)	1,312	2,107
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	5,935
Cape IT Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,649	9,967
Investment and Dividend	(580)	(580)
Equity method income (loss)	(4)	1,262
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,065	10,649
FuturePlay-Shinhan TechInnovation Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,295	868
Investment and Dividend	3,025	3,661
Equity method income (loss)	(171)	(234)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,149	4,295
Stonebridge Corporate 1st Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,239	2,981
Investment and Dividend	0	0
Equity method income (loss)	(275)	258
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	2,964	3,239
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,827	10,376
Investment and Dividend	(681)	(566)
Equity method income (loss)	620	1,017
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,766	10,827
IL GU FARM CO.,LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		0
Equity method income (loss)		0
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,976	6,812
Investment and Dividend	(90)	(90)
Equity method income (loss)	809	254
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,695	6,976
Goduck Gangil1 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0	48
Investment and Dividend	0	0
Equity method income (loss)	0	(48)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	0
SBC PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	18,208	20,000
Investment and Dividend	12,499	0
Equity method income (loss)	(1,121)	(1,792)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,586	18,208
Sprott Global Renewable Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,016
Investment and Dividend		(18,909)
Equity method income (loss)		(107)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	43,839	48,158
Investment and Dividend	346	(1,236)
Equity method income (loss)	7,823	(3,083)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	52,008	43,839
IMM Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	120,855	28,925
Investment and Dividend	(10,462)	90,776
Equity method income (loss)	8,222	1,154
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	118,615	120,855
HANA Alternative Estate Professional Private122
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,631	26,205
Investment and Dividend	(1,001)	(644)
Equity method income (loss)	859	4,070
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	29,489	29,631
Hanwha-Incus Plus New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,026	5,499
Investment and Dividend	(8,284)	0
Equity method income (loss)	(2,742)	5,527
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	11,026
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	51,210	51,293
Investment and Dividend	(1,518)	(1,613)
Equity method income (loss)	207	1,530
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	49,899	51,210
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	286,531	150,317
Investment and Dividend	(15,191)	127,753
Equity method income (loss)	10,859	8,461
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	282,199	286,531
PSA EMP Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,814	9,927
Investment and Dividend	(9,755)	(278)
Equity method income (loss)	(59)	165
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	9,814
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,401	29,463
Investment and Dividend	(2,630)	(239)
Equity method income (loss)	1,541	177
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	28,312	29,401
SHBNPP Peace of Mind TDF 2035 Security Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,727
Investment and Dividend		(5,727)
Equity method income (loss)		0
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
SHBNPP Peace of Mind TDF 2040 Security Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,729
Investment and Dividend		(5,729)
Equity method income (loss)		0
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
BRAIN DO PROFESSIONALE PRIVATE No. 27
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,441	3,065
Investment and Dividend	(3,048)	0
Equity method income (loss)	583	376
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	976	3,441
VISION US Muni US Local Debt Opportunities Professional Private1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,869
Investment and Dividend		(10,032)
Equity method income (loss)		163
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		0
UI Venture Fund 7th
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,279	0
Investment and Dividend	(3,269)	3,000
Equity method income (loss)	(10)	279
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,279
Sparklabs-Shinhan Opportunity Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,832	0
Investment and Dividend	0	4,999
Equity method income (loss)	(192)	(167)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,640	4,832
BNW Tech-Innovation Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,942	0
Investment and Dividend	0	6,000
Equity method income (loss)	(61)	(58)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,881	5,942
IGIS Real-estate Private Investment Trust No.33
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	14,099	0
Investment and Dividend	(714)	13,945
Equity method income (loss)	499	154
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	13,884	14,099
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,002	0
Investment and Dividend	(3,301)	3,000
Equity method income (loss)	299	2
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,002
WWG Global Real Estate Investment Trust no.4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	17,752	0
Investment and Dividend	(7,855)	16,874
Equity method income (loss)	747	878
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	10,644	17,752
Fidelis Global Private Real Estate Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,485	0
Investment and Dividend	(911)	18,582
Equity method income (loss)	1,199	903
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	19,773	19,485
IGIS PRIVATE REAL ESTATE TRUST NO.331
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,765	0
Investment and Dividend	(3,765)	3,932
Equity method income (loss)	0	(167)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,765
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	48,344	0
Investment and Dividend	(5,436)	45,082
Equity method income (loss)	6,309	3,262
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	49,217	48,344
Pebblestone CGV Private Real Estate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	13,346	0
Investment and Dividend	(748)	12,793
Equity method income (loss)	1,112	553
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	13,710	13,346
Shinhan AIM Real Estate Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	22,464	0
Investment and Dividend	1,911	36,186
Equity method income (loss)	(1,100)	(7,652)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	(6,070)
Investments in associates	23,275	22,464
Shinhan AIM Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	46,945	0
Investment and Dividend	(4,412)	45,415
Equity method income (loss)	1,779	1,530
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	44,312	46,945
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		32,258
Equity method income (loss)		686
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		32,944
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		22,003
Equity method income (loss)		(1,101)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		20,902
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		7,273
Equity method income (loss)		(581)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		6,692
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,859
Equity method income (loss)		(14)
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		4,845
Korea Omega-Shinhan Project Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,931	0
Investment and Dividend	2,000	6,000
Equity method income (loss)	(687)	(69)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,244	5,931
New Green Shinhan Mezzanine Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,916	0
Investment and Dividend	(5,622)	4,000
Equity method income (loss)	706	916
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	4,916
KORAMKO-Daum Professional Private Investment Trust No.12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,528	0
Investment and Dividend	(7,756)	6,930
Equity method income (loss)	228	598
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	7,528
Samsung SRA Real Estate Professional Private 45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,666	0
Investment and Dividend	2,656	10,701
Equity method income (loss)	(442)	(35)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	12,880	10,666
IBK Global New Renewable Energy Special Asset Professional Private2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	32,349	0
Investment and Dividend	(1,988)	29,177
Equity method income (loss)	1,526	3,172
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	31,887	32,349
VS Cornerstone Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,464	0
Investment and Dividend	0	3,500
Equity method income (loss)	(54)	(36)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,410	3,464
Aone Mezzanine Opportunity Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	9,580	0
Investment and Dividend	(28)	8,000
Equity method income (loss)	(12)	1,580
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,540	9,580
KiwoomUnicorn3New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,283	0
Investment and Dividend	(3,633)	3,000
Equity method income (loss)	(650)	1,283
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	4,283
Multi Asset The United States Thortons Professional Private1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	41,440	0
Investment and Dividend	(41,607)	44,202
Equity method income (loss)	167	(2,762)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	41,440
Kiwoom Milestone US Real Estate Professional Private20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	51,512	0
Investment and Dividend	(51,512)	49,791
Equity method income (loss)	0	1,721
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	51,512
NH-Amundi US Infrastructure Private Fund2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	25,430	0
Investment and Dividend	207	24,647
Equity method income (loss)	1,387	783
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	27,024	25,430
KB Distribution Private Real Estate1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	30,698	0
Investment and Dividend	(1,423)	29,984
Equity method income (loss)	1,419	714
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	30,694	30,698
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		19,968
Equity method income (loss)		744
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		20,712
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		28,251
Equity method income (loss)		898
Change in other comprehensive income (loss)		0
Impairment loss		0
Investments in associates		29,149
Kakao-Shinhan 1st TNYT Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,681	0
Investment and Dividend	9,000	6,000
Equity method income (loss)	(184)	(319)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	14,497	5,681
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,870	0
Investment and Dividend	(160)	10,000
Equity method income (loss)	883	870
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,593	10,870
Pacific Private Placement Real Estate Fund No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,647	0
Investment and Dividend	(747)	11,273
Equity method income (loss)	698	374
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,598	11,647
Mastern Private Real Estate Loan Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,692	0
Investment and Dividend	1,429	5,740
Equity method income (loss)	370	(48)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,491	5,692
LB Scotland Amazon Fulfillment Center Fund 29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	31,182	0
Investment and Dividend	(1,734)	30,753
Equity method income (loss)	1,820	429
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	31,268	31,182
JR AMC Hungary Budapest Office Fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	12,204	0
Investment and Dividend	(821)	11,380
Equity method income (loss)	757	824
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	12,140	12,204
IGIS 372 Real Estate Professional Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	56,835	0
Investment and Dividend	(56,835)	58,200
Equity method income (loss)	0	(1,365)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	56,835
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,830	0
Investment and Dividend	(8,388)	4,058
Equity method income (loss)	4,558	(228)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	3,830
Future-Creation Neoplux Venture Capital Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,796	0
Investment and Dividend	(995)	4,204
Equity method income (loss)	216	(408)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,017	3,796
Gyeonggi-Neoplux Superman Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,399	0
Investment and Dividend	(2,257)	7,665
Equity method income (loss)	3,736	(1,266)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,878	6,399
NewWave 6th Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,150	0
Investment and Dividend	7,575	6,242
Equity method income (loss)	730	(92)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	14,455	6,150
Neoplux No.3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,295	0
Investment and Dividend	10,182	10,825
Equity method income (loss)	2,124	(530)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	22,601	10,295
PCC Amberstone Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	22,480	0
Investment and Dividend	(2,356)	22,066
Equity method income (loss)	2,666	414
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	22,790	22,480
KIAMCO POWERLOAN TRUST 4TH
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	43,955	0
Investment and Dividend	(164)	43,390
Equity method income (loss)	1,510	565
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	45,301	43,955
Mastern Opportunity Seeking Real Estate Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	19,799	0
Investment and Dividend	(737)	19,508
Equity method income (loss)	2,255	291
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	21,317	19,799
AION ELFIS PROFESSIONAL PRIVATE 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,528	0
Investment and Dividend	(1,350)	5,000
Equity method income (loss)	244	528
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,422	5,528
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,453	0
Investment and Dividend	0	4,500
Equity method income (loss)	(93)	(47)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,360	4,453
Neoplux Market-Frontier Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	11,545	0
Investment and Dividend	(614)	10,974
Equity method income (loss)	382	571
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	11,313	11,545
Synergy Green New Deal 1st New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,008	0
Investment and Dividend	(247)	10,000
Equity method income (loss)	(77)	8
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	9,684	10,008
KAIM Real-estate Private Investment Trust 20
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,098	0
Investment and Dividend	(350)	5,000
Equity method income (loss)	300	98
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	5,048	5,098
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,948	0
Investment and Dividend	(1,112)	8,150
Equity method income (loss)	691	(202)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,527	7,948
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	3,125	0
Investment and Dividend	0	3,125
Equity method income (loss)	122	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	3,247	3,125
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	44,594	0
Investment and Dividend	4,103	44,780
Equity method income (loss)	11,371	(9)
Change in other comprehensive income (loss)	3,876	(177)
Impairment loss	0	0
Investments in associates	63,944	44,594
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	44,594	0
Investment and Dividend	4,103	44,780
Equity method income (loss)	11,371	(9)
Change in other comprehensive income (loss)	3,876	(177)
Impairment loss	0	0
Investments in associates	63,944	44,594
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	15,855	0
Investment and Dividend	0	16,000
Equity method income (loss)	(1,077)	(145)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	14,778	15,855
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,644	0
Investment and Dividend	(29,644)	30,000
Equity method income (loss)	0	(356)
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	0	29,644
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	21,142	0
Investment and Dividend	5,271	21,142
Equity method income (loss)	830	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	27,243	21,142
Eum Private Equity Fund No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	7,872	0
Investment and Dividend	121	7,872
Equity method income (loss)	(120)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,873	7,872
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	5,034	0
Investment and Dividend	0	5,034
Equity method income (loss)	2,560	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	7,594	5,034
Kiwoom Hero No.4 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,707	0
Investment and Dividend	0	4,707
Equity method income (loss)	(402)	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	4,305	4,707
Vogo Canister Professional Trust Private Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	43,975	0
Investment and Dividend	(4,712)	43,975
Equity method income (loss)	1,809	0
Change in other comprehensive income (loss)	0	0
Impairment loss	0	0
Investments in associates	41,072	43,975
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	121,040	85,517
Investment and Dividend	63,729	25,966
Equity method income (loss)	5,881	19,814
Change in other comprehensive income (loss)	(3)	(5)
Impairment loss	(5,570)	0
Investments in associates	185,077	₩ 131,292
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	10,582
Investment and Dividend	24,500
Equity method income (loss)	6,467
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	41,549
Goduck Gangil10 PFV Co., Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	32
Investment and Dividend	0
Equity method income (loss)	(32)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0
Shinhan Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	986
Investment and Dividend	0
Equity method income (loss)	(75)
Change in other comprehensive income (loss)	0
Impairment loss	(911)
Investments in associates	0
SH Corporate Professional Investment Type Private Security Investment Trust No.45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	174,154
Equity method income (loss)	(199)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	173,955
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	32,944
Investment and Dividend	(911)
Equity method income (loss)	915
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	32,948
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,902
Investment and Dividend	7
Equity method income (loss)	(359)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	20,550
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	6,692
Investment and Dividend	13,667
Equity method income (loss)	(1,504)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	18,855
SH Japan Photovoltaic Private Special Asset Investment Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	4,845
Investment and Dividend	(4,845)
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0
ST-Bonanja Food tech
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,993
Investment and Dividend	0
Equity method income (loss)	1,366
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,359
SH Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	20,712
Investment and Dividend	(22,293)
Equity method income (loss)	1,581
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	29,149
Investment and Dividend	(16,798)
Equity method income (loss)	665
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	13,016
EDNCENTRAL Co.,Ltd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,040
Investment and Dividend	0
Equity method income (loss)	(1,040)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	0
KTC-NP Growth Champ 2011-2 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,853
Investment and Dividend	0
Equity method income (loss)	1,137
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,990
Harvest Private Equity Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,982
Investment and Dividend	0
Equity method income (loss)	499
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,481
Daishin New Technology Investment Fund 5th
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,850
Investment and Dividend	0
Equity method income (loss)	1,589
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,439
Acurus Hyundai Investment Partners New Technology
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,927
Investment and Dividend	0
Equity method income (loss)	1,787
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,714
SHINHAN-NEO Core Industrial Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	1,979
Investment and Dividend	3,960
Equity method income (loss)	(248)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,691
SIMONE Mezzanine Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	2,980
Investment and Dividend	0
Equity method income (loss)	74
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,054
SW-S Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	7,000
Equity method income (loss)	(276)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,724
CL Buyout 1st PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	13,875
Equity method income (loss)	(84)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	13,791
Timefolio The Venture-V second
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	572
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,572
Newlake Growth Capital Partners2 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	13,000
Equity method income (loss)	(79)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	12,921
Shinhan Smilegate Global PEF I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,376
Equity method income (loss)	(40)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,336
Fount Professional Investors Private Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	197
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,197
Genesis Eco No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	11,292
Equity method income (loss)	(162)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	11,130
SHINHAN-NEO Market-Frontier 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	25,620
Equity method income (loss)	(1,014)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	24,606
NH-Synergy Core Industrial New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,500
Equity method income (loss)	(63)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,437
J& Moorim Jade Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,500
Equity method income (loss)	40
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,540
Ulmus SHC innovation investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	192
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,192
Mirae Asset Partners X Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	8,000
Equity method income (loss)	(142)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	7,858
T Core Industrial Technology 1st Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,500
Equity method income (loss)	35
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,535
Curious Finale Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,377
Equity method income (loss)	313
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,690
TI First Property Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	2,879
Equity method income (loss)	176
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,055
MPLUS Professional Private Real Estate Fund 25
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,010
Equity method income (loss)	280
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,290
IBKC Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	(57)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,943
Nautic Smart No.6 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	(26)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,974
Premier Luminous Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	7,095
Equity method income (loss)	(104)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	6,991
Hanyang-Meritz 1 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,500
Equity method income (loss)	(17)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,483
KNT 2ND PRIVATE EQUITY FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	1,157
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,157
Maple Mobility Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,274
Equity method income (loss)	(591)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	8,683
AVES 1st Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,800
Equity method income (loss)	(64)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,736
JS Shinhan Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,076
Equity method income (loss)	(39)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,037
Daishin Newgen New Technology Investment Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	8,000
Equity method income (loss)	4,169
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	12,169
META ESG Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,726
Equity method income (loss)	(49)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,677
SWFV FUND-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,700
Equity method income (loss)	(54)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,646
PHAROS DK FUND
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	(51)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,949
Shinhan VC tomorrow venture fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,113
Equity method income (loss)	(71)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,042
Highland 2021-8 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,900
Equity method income (loss)	(1)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,899
Medicii 2021-3 Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	9,752
Equity method income (loss)	(24)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,728
Tres-Yujin Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	10,000
Equity method income (loss)	(5)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	9,995
Shinhan-Time mezzanine blind Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	15,000
Equity method income (loss)	(58)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	14,942
Capstone REITs No.26
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,849
Equity method income (loss)	(454)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,395
JB Incheon-Bucheon REITS No.54
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	(1)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,999
Hankook Smart Real Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,173
Equity method income (loss)	169
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,342
JB Hwaseong-Hadong REITs No.53
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	5,000
Equity method income (loss)	(1)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,999
KB Oaktree Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,141
Equity method income (loss)	18
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,159
Daehan No.36 Office Asset Management Company
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	21,500
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	21,500
Rhinos Premier Mezzanine Private Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	3,000
Equity method income (loss)	5
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	3,005
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	19,426
Equity method income (loss)	477
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	19,903
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	39,996
Equity method income (loss)	109
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	40,105
SKS-Yozma Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,000
Equity method income (loss)	(55)
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	5,945
IBKC-METIS Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	4,000
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	4,000
Keistone Unicorn Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	0
Investment and Dividend	6,300
Equity method income (loss)	0
Change in other comprehensive income (loss)	0
Impairment loss	0
Investments in associates	₩ 6,300